Contingencies and commitment (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease expenses	$ 155,099	$ 178,681	$ 140,491